BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
The following is a summary of short-term borrowings for the last three years:

	2016		2015		2014
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$120,212	0.12%	$89,325	0.11%	$103,192	0.05%
FHLB borrowings	687,700	0.66%	849,100	0.47%	558,200	0.18%
Total	$807,912	0.58%	$938,425	0.44%	$661,392	0.16%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$89,157	0.05%	$73,191	0.07%	$119,795	0.05%
FHLB borrowings	791,259	0.55%	552,360	0.24%	627,181	0.19%
Other short-term borrowings	41	3.56%	123	3.30%	0	0.00%
Total	$880,457	0.50%	$625,674	0.22%	$746,976	0.17%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$122,242		$123,374		$132,332
FHLB borrowings	1,035,000		849,100		820,500
Other short-term borrowings	0		15,000		0

Summary of Long-term Debt [Table Text Block]
The following is a summary of First Financial's long-term debt:

	2016		2015
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
Subordinated debt	$120,000	5.13%	$120,000	5.13%
Unamortized debt issuance costs	(1,537)	n/a	(1,688)	n/a
FHLB	351	1.43%	453	2.37%
Capital loan with municipality	775	0.00%	775	0.00%
Total long-term debt	$119,589	5.15%	$119,540	5.15%

Schedule of Maturities of Long-term Debt [Table Text Block]	As of December 31, 2016, First Financial's long-term debt matures as follows:

(Dollars in thousands)	Long-term debt
2017	$15
2018	15
2019	321
2020	0
2021	0
Thereafter	119,238
Total	$119,589